Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest income
Financial assets at fair value through other comprehensive income and at amortized cost	₩ 19,167,750	₩ 14,027,418	₩ 13,943,159
Financial assets at fair value through profit or loss	940,916	696,812	830,837
Interest income	20,108,666	14,724,230	14,773,996
Interest expense	(7,644,985)	(3,954,905)	(4,891,296)
Net interest income (Notes 31)	12,463,681	10,769,325	9,882,700
Net fees and commission income
Fee and commission income	4,110,576	4,139,885	3,814,474
Fee and commission expense	(1,585,010)	(1,464,888)	(1,431,541)
Net fees and commission income (Notes 32)	2,525,566	2,674,997	2,382,933
Net insurance loss
Insurance income	6,890,905	6,484,523	7,247,753
Insurance expenses	(7,718,138)	(7,259,909)	(7,851,685)
Net insurance expenses (Notes 27)	(827,233)	(775,386)	(603,932)
Dividend income (Notes 33)	142,529	124,531	97,956
Net gain (loss) on financial instruments at fair value through profit or loss (Notes 34)	(304,113)	1,103,631	272,830
Net gain (loss) on financial instruments at fair value through profit or loss (overlay approach) (Notes 9)	313,211	43,003	(136,255)
Net gain (loss) on financial instruments designated at fair value through profit or loss (Notes 35)	576,942	(88,301)	198,239
Net gain on foreign currency transaction	180,304	222,819	526,615
Net gain (loss) on disposal of securities at fair value through other comprehensive income (Notes 11)	(127,393)	85,596	273,793
Net loss on disposal of securities at amortized cost (Notes 11)	(101)	(319)	(25)
Provision for allowance for credit loss (Notes 36)	(1,292,296)	(974,685)	(1,382,179)
General and administrative expense (Notes 37)	(6,013,514)	(5,743,088)	(5,212,473)
Other operating expenses, net (Notes 39)	(1,749,504)	(1,490,027)	(1,370,466)
Operating income	5,888,079	5,952,096	4,929,736
Equity method income (Note 15)	121,697	158,600	159,533
Other non-operating income (expense), net (Note 40)	339,475	(527,032)	(335,398)
Profit before income taxes	6,349,251	5,583,664	4,753,871
Income tax expense (Notes 41)	1,617,088	1,471,036	1,255,795
Profit for the year	4,732,163	4,112,628	3,498,076
Items that are or may be reclassified to profit or loss:
Loss on securities at fair value through other comprehensive income	(2,447,712)	(879,671)	(86,784)
Gain (loss) on financial instruments at fair value through profit or loss (overlay approach) (Note 9)	(220,097)	(20,098)	90,298
Equity in other comprehensive income (loss) of associates	(15,758)	2,748	(3,318)
Foreign currency translation adjustments for foreign operations	14,732	252,308	(161,365)
Net change in unrealized fair value of cash flow hedges	(70,494)	21,700	(14,460)
Other comprehensive income (loss) of separate account	(113,207)	(41,273)	3,884
Items that are or may be reclassified to profit or loss	(2,852,536)	(664,286)	(171,745)
Items that will never be reclassified to profit or loss:
Remeasurements of the defined benefit liability	251,991	43,277	15,812
Equity in other comprehensive loss of associates	(5)	(2)	(10)
Valuation gain on securities at fair value through other comprehensive income	5,133	35,441	6,841
Gain(loss) on disposal of securities at fair value through other comprehensive income	2,134	(29,421)	(27,826)
Changes in own credit risk on financial liabilities designated at fair value through profit or loss	(4,749)	(2,798)	3,084
Items that will never be reclassified to profit or loss	254,504	46,497	(2,099)
Total other comprehensive income, net of income tax	(2,598,032)	(617,789)	(173,844)
Total comprehensive income (Loss)	2,134,131	3,494,839	3,324,232
Profit for the year attributable to:
Equity holders of Shinhan Financial Group Co., Ltd. (Notes 29 and 42)	4,642,292	4,019,254	3,414,595
Non-controlling interest	89,871	93,374	83,481
Total comprehensive income attributable to:
Equity holders of Shinhan Financial Group Co., Ltd.	2,045,190	3,402,925	3,242,745
Non-controlling interest	₩ 88,941	₩ 91,914	₩ 81,487
Earnings per share: (Notes 29 and 42)
Basic and diluted earnings per share in won	₩ 8,454	₩ 7,308	₩ 6,654